Undaudited Condensed Consolidated Interim Statements Of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 39,640,701	$ 39,989,781
Customers	100,731,652	68,382,413
Other financing receivable	36,275,681	31,615,623
Other non-financing receivable	120,972,563	89,789,428
Inventories	84,167,547	52,605,661
Current portion of the Government Bonds	15,860,072	18,036,557
Derivative financial instruments	12,617,584	25,947,993
Other current assets	5,657,189	3,492,283
Total current assets	415,922,989	329,859,739
Non-current assets:
Investments in joint ventures and associates	8,649,061	12,015,129
Wells, pipelines, properties, plant and equipment, net	1,313,928,935	1,276,129,521
Rights of use	56,398,594	59,195,257
Long-term notes receivable, net of current portion	846,133	886,827
Long-term portion of the Government Bonds	110,751,699	111,512,962
Deferred income taxes and duties	86,333,906	108,529,199
Intangible assets, net	18,578,266	22,775,784
Other assets	40,328,990	7,583,510
Total non-current assets	1,635,815,584	1,598,628,189
Total assets	2,051,738,573	1,928,487,928
Current liabilities:
Short-term debt and current portion of long - term debt	468,639,417	391,097,267
Short-term leases	7,227,389	8,106,937
Suppliers	227,408,999	281,978,041
Income taxes and duties payable	81,277,623	51,200,314
Accounts and accrued expenses payable	37,443,397	30,709,497
Derivative financial instruments	11,725,902	9,318,015
Total current liabilities	833,722,727	772,410,071
Long-term liabilities:
Long-term debt, net of current portion	1,826,843,220	1,867,630,050
Long-term leases, net of current portion	53,127,021	55,077,191
Employee benefits	1,316,710,946	1,535,168,086
Provisions for sundry creditors	101,820,088	94,625,884
Other liabilities	7,434,016	4,891,562
Deferred income taxes and duties	2,747,064	3,412,114
Total long-term liabilities	3,308,682,355	3,560,804,887
Total liabilities	4,142,405,082	4,333,214,958
Controlling interest:
Certificates of Contribution "A"	692,781,447	524,931,447
Mexican Government contributions	43,730,591	43,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	(4,837,471)	(251,284,990)
Accumulated deficit:
From prior years	(2,723,475,900)	(2,214,597,087)
Net loss for the period	(100,094,174)	(508,878,813)
Total controlling interest	(2,090,893,377)	(2,405,096,722)
Total non-controlling interest	226,868	369,692
Total equity (deficit)	(2,090,666,509)	(2,404,727,030)
Total liabilities and equity (deficit)	$ 2,051,738,573	$ 1,928,487,928